Subsequent Events After the Reporting Period (Details) - Events after reporting period [Member] - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended
	Oct. 01, 2020	Sep. 17, 2020	Sep. 08, 2020	Aug. 04, 2020	Jun. 29, 2020	Aug. 11, 2020	Jul. 30, 2020
Subsequent Events After the Reporting Period (Textual)
Deposit						$ 1,500
Lease agreement deposit							$ 24,000
Credit Agreement [Member]
Subsequent Events After the Reporting Period (Textual)
Subsequent event, description			We entered into a certain credit agreement, or the Credit Facility, with M.R.M. Merchavit Holdings and Management Ltd., or the Lender, whereby the Lender agreed to extend a line of credit to us in the aggregate amount of $200 thousand, or the Credit Amount. According to the terms of the Credit Facility, $100 thousand of the Credit Amount, or the Loan Amount, was immediately drawn on the date of the Credit Facility, and the remaining $100 thousand may be drawn on an as-needed basis. The Loan Amount is due upon the earlier of one year from September 8, 2020 or at such time that we raise $1.5 million. The Lender is entitled to a transaction and interest fee of $5 thousand (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 thousand and 5% from any additional withdrawal amount from the Credit Facility.
Bottom of range [member]
Subsequent Events After the Reporting Period (Textual)
Increase of authorized share capital		10,000,000,000		1,000,000,000
Top of range [member]
Subsequent Events After the Reporting Period (Textual)
Increase of authorized share capital		15,000,000,000		10,000,000,000
ADS [Member]
Subsequent Events After the Reporting Period (Textual)
Shares issuance					5,200,000
Purchase price					$ 0.50
Subsequent event, description	The Company's Board of Directors resolved that the final of the Reverse Split will be 20:1, expected to be effective after the close of business on October 16, 2020. Concurrently with the Reverse Split, the Company expects to change the ratio of its ADSs to its Ordinary Shares from each ADS representing 40 Ordinary Shares to each ADS representing 140 Ordinary Shares. This will result in a reverse split on the Company's American Depositary Receipt program.
ADS [Member] | Warrants [Member]
Subsequent Events After the Reporting Period (Textual)
Shares issuance					2,600,000